Common And Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Common And Preferred Stock

NOTE 8 COMMON STOCK

In May 2015 the Company’s stockholders approved an increase in the number of shares of authorized common stock from 50,000,000 shares to 200,000,000 shares at a par value of $0.0001 per share, which increase was effected on June 2, 2015. As of September 30, 2015, there were 3,178,041 shares of common stock issued and outstanding.

During the nine months ended September 30, 2015, the Company issued 17,917 shares of common stock pursuant to the cash exercise of 1,074,082 Series A Warrants at an exercise price of $132.00 per share for total net proceeds of $2,182,020. In conjunction with the exercise of the Series A Warrants, 1,074,082 Series B Warrants to purchase shares of common stock were also issued.

During the nine months ended September 30, 2015, the Company issued 6,400 shares of common stock pursuant to the cash exercise of 384,000 Series C Warrants at an exercise price of $153.00 per share for total net proceeds of $979,200.

During the nine months ended September 30, 2015, the Company issued 171,441 shares of common stock pursuant to the conversion of 2,571,614 Series E Convertible preferred stock at a conversion ratio of 60 to 4 (see NOTE 7 PREFERRED STOCK).

During the nine months ended September 30, 2015, the Company issued 9,220 shares of common stock pursuant to the cashless exercise of both 508,641 Class A Warrants with an exercise price of $132.00 per share and 334,889 Class B Warrants with an exercise price of $12.00 per share.

During the nine months ended September 30, 2015, the Company issued 2,885,064 shares of common stock pursuant to the cashless exercise of 8,595,444 Class C Warrants.

NOTE 9 COMMON AND PREFERRED STOCK

Common Stock

The Company had 50,000,000 and 700,000,000 shares of common stock authorized at a par value of $0.0001 per share as of December 31, 2014 and 2013, respectively. As of December 31, 2014 and 2013 there were 84,777 and 1,926 shares of common stock issued and outstanding, respectively. There were no issuances of common stock during 2013.

In July 2014, the Company issued 771 shares of common stock to Spring Forth Investments pursuant to the exercise of the conversion option of 9,250,000 shares of Series A preferred stock at a conversion ratio of 12,000 to 1 (SEE NOTE 12 RELATED PARTY TRANSACTIONS).

In October and November 2014, the Company issued 2,634 shares of common stock to various unaffiliated investors upon the exercise of 158,000 of Class B warrants at an exercise price of $31,600 or $12.00 per share.

In October 2014, the Company completed an IPO, whereby the Company sold 19,167 shares of its common stock and 1,150,000 Series A Warrants, which were sold in units of one share of common stock for every 60 units and one Series A Warrant at a public offering price of $7.00 per unit. Each Series A Warrant is exercisable for one share of common stock for every 60 warrants and one Series B Warrant. In addition, the underwriter was granted 57,500 common warrants and also exercised its option to purchase 172,500 Series A Warrants. The shares began trading on the NASDAQ Capital Market on October 9, 2014. The aggregate net proceeds received by the Company from the offering were approximately $6.4 million, after deducting underwriting discounts and commissions and other estimated offering expenses payable by the Company.

In October 2014, upon the closing of the IPO, all outstanding shares of convertible preferred stock converted into 60,279 shares of common stock at a ratio of 12,000 to 1.

Preferred Stock

The Company had 5,000,000 and 535,000,000 shares of preferred stock authorized at a par value of $0.001 per share as of December 31, 2014 and 2013, respectively. As of December 31, 2014 there were no shares of preferred stock issued and outstanding. The preferred stock may be issued from time to time by the board of directors as shares of one or more classes or series with authority to fix the designation and relative powers including voting powers, preferences, rights, qualifications, limitations, and restrictions relating to the shares of each class or series. As of December 31, 2013, there were 117,131,171 shares of Series A preferred stock outstanding; 59,465,350 shares of Series B preferred stock outstanding; 150,989,224 shares of Series C preferred stock outstanding; and 84,027,175 shares of Series C-1 preferred stock outstanding.

During the year ended December 31, 2013 the Company issued 150,989,224 shares of Series C preferred stock for cash in the amount of $1,160,000 net of offering costs and pursuant to the exercise of convertible notes in the amount $2,442,000 plus interest of $72,338 for a total issuance price of $3,674,338 or $0.0246 per share. The Company also issued 84,027,174 shares of Series C-1 preferred stock pursuant to the exercise of a convertible note in the amount of $2,000,000 plus interest of $67,068 for a total conversion price of $2,067,068 or $0.0246 per share.

During the year ended December 31, 2014 the Company issued 14,888,211 shares of Series C preferred stock for cash in the amount of $366,250 or $0.0246 per share. The Company also sold 285,566,560 shares of Series D preferred stock units for gross proceeds in the amount of $7,139,164 or $0.025 per unit and after deducting offering costs and expenses, the Company received $6,203,636 in net proceeds. The preferred stock units were separable into 285,566,560 shares of Series D preferred stock, 1,427,832 Class A warrants to purchase one share of common stock for every 60 warrants at $295.20 per share and 1,427,832 Class B warrants to purchase one share of common stock for every 60 warrants at $12.00 per share. In conjunction with the offering an additional 7,200,000, 466,436 and 251,216 of Series D preferred stock warrants, Class A warrants and Class B warrants, respectively, were granted as part of the offering costs.

In July 2014, the Company converted notes payable in the amount of $400,000 plus $13,129 in accrued interest into 16,525,121 Series D preferred stock units at a conversion price of $0.025 per share. These units consist of 16,525,121 shares of Series D preferred stock, 82,625 Class A warrants to purchase one share of common stock for every 60 warrants at $295.20 per share and 82,625 Class B warrants to purchase one share of common stock for every 60 warrants at $12.00 per share. The shares of Series D preferred stock are convertible into shares of common stock at a ratio of 12,000:1, at the option of the holder at any time after issuance. The conversion of the notes was pursuant to the terms of the notes that upon a qualified equity financing of at least $5 million the notes would be converted into shares of the equity securities at the price per share at which the equity securities were issued in the qualified equity financing. The sale of the Series D preferred stock units through July 2014 met this threshold and triggered the conversion.

In July 2014, as additional consideration for the issuance of the Spring Forth Note (See NOTE 8 NOTES PAYABLE—RELATED PARTY) the Company issued 4,000,000 Series D preferred stock units (which were separable into 4,000,000 shares of Series D preferred stock, 20,000 Class A warrants to purchase one share of common stock for every 60 warrants at $295.20 per share and 20,000 Class B warrants to purchase one share of common stock for every 60 warrants at $12.00 per share) at a value of $100,000 or $0.025 per unit.

In July 2014, Spring Forth Investments exercised its conversion option and converted 9,250,000 shares of Series A preferred stock valued at $1,480,000 or $0.16 per share into 771 shares of common stock.

The Series C and Series D preferred stock had a conversion price adjustment provision that in the event the Company sells shares of any additional stock, subject to certain exceptions, at a price per share less than the original issue price of the respective series preferred stock, the conversion price shall be adjusted to a price equal to the price paid per share for such additional stock. These conversion price adjustment provisions, and other relevant features of the preferred stock, were analyzed in accordance with the provisions of FASB ASC 815, “Derivatives and Hedging”. The Company evaluated the conversion price adjustment provision embedded in the preferred stock and other relevant features and determined, in accordance with the provisions of the referenced accounting guidance, that such conversion option or other relevant features do not meet the criteria requiring bifurcation as a derivative liability of these instruments. The characteristics of the common stock that is issuable upon a holder’s exercise of the conversion option embedded in the convertible preferred stock are deemed to be clearly and closely related to the characteristics of the preferred shares. Further, the Company determined the other relevant features of the preferred stock are clearly and closely related to the equity host and do not qualify for derivative accounting.

In July 2014, the Company filed a sixth amended and restated Certificate of Incorporation authorizing a modification to the number of authorized shares of common stock and Series D preferred stock. The number of common shares authorized was amended to 1,800,000,000 shares and the number of Series D preferred shares authorized was amended to 325,000,000 shares.

In October 2014, the Company filed a seventh amended and restated Certificate of Incorporation authorizing a modification to the number of authorize shares of common stock and preferred stock. The number of common shares authorized was amended to 50,000,000 shares and the number of preferred shares authorized was amended to 5,000,000 shares.

In October 2014, upon the closing of the IPO, all outstanding shares of convertible preferred stock converted into 60,279 shares of common stock at a conversion ratio of 12,000 to 1.